Equity-settled share-based transactions - Fair value valuation assumption, stock options, ACT Genomics (Details) - ACT Genomics	12 Months Ended
	Dec. 31, 2024 yr $ / shares	Dec. 31, 2023 yr $ / shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Fair value at measurement date (in USD per share)	$ 32.6	$ 32.7
Share price (in USD per share)	32.6	32.7
Exercise price (in USD per share)	$ 0.01	$ 0.01
Options exercisable period (in years) | yr	10	10
Risk-free interest rate	3.85%	3.77%
Expected volatility		55.58%
Expected dividend yield	0.00%	0.00%
Expected probability of a liquidation event	0.00%	1.22%
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Disclosure of terms and conditions of share-based payment arrangement [line items]
Expected volatility	62.60%
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Disclosure of terms and conditions of share-based payment arrangement [line items]
Expected volatility	62.88%